Stock Based Compensation (Details 5) - Nonvested Shares [Member] - Aerkomm 2017 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Options unvested, Beginning	340,128	171,411	168,250
Granted	2,000	436,400	78,000
Vested	(39,625)	(267,683)	(74,839)
Forfeited	(6,625)
Options unvested, Ending	295,878	340,128	171,411
Average Granted-Date Fair Value
Options unvested, Beginning	$ 7.8313	$ 17.5341	$ 19.2235
Granted	9.8897	3.8452	13.9258
Vested	13.5278	7.5460	17.5714
Forfeited	4.0800
Options unvested, Ending	$ 7.1644	$ 7.8313	$ 17.5341